Summary of Significant Accounting Policies (Details) - USD ($)					1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 10, 2023	Jan. 19, 2023	Jan. 04, 2023	Aug. 16, 2022	Jan. 19, 2023	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	Dec. 22, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021	Apr. 04, 2023	Feb. 21, 2023	Dec. 18, 2022	Apr. 14, 2022	Jan. 31, 2022	Sep. 17, 2021	Aug. 04, 2021	Jun. 02, 2021	Jan. 11, 2021	May 31, 2020	Dec. 31, 2008
Summary of Significant Accounting Policies (Details) [Line Items]
Cash												$ 19,376,793
Money market funds						$ 17,651,924						775,917					$ 35,000,000
Amount reinvested in money market funds					$ 17,497,468
Aggregate shares (in Shares)			282,720
Shares issued
Effective tax rate						12.41%		0.00%				6.25%			0.00%
Statutory tax rate				1.00%		21.00%		21.00%				21.00%			21.00%
Held in cash						$ 2,988,141						$ 3,796,223
Class A common stock subject to possible redemption, outstanding (in Shares)												1,687,664
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						19,440,000
Federal deposit insurance						$ 250,000
Insured limit						$ 250,000
Working capital deficit												$ 899,400
Change in fair value															$ (943,412)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued												$ 19,440,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amount reinvested in money market funds		$ 17,497,468
Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued							$ 799,143			$ 799,143				$ 687,197		$ 393,743
Statutory tax rate										21.00%	21.00%			21.00%		21.00%
Common stock, shares authorized (in Shares)							800,000,000			800,000,000				800,000,000		800,000,000
Working capital deficit														$ 4,200,000		$ 3,500,000
Depreciation and amortization							$ 203,390		$ 196,347	$ 606,030	$ 585,019			782,351		765,532
Credit facility borrowing capacity increased																								$ 47,500,000
Derivative liability									12,700,000		12,700,000
Allowance for doubtful accounts							1,700,000			$ 1,700,000				2,700,000		200,000
Consideration risk percentage										50.00%
Accounts receivable outstanding																233,400,000
Factoring expenses														27,000		4,500,000
Derivative liabilities														12,400,000
Change in fair value							64,955		$ (4,275,986)	$ 809,611	(4,275,986)			(4,020,698)
Operating lease right of use asset							10,931,331			$ 10,931,331				2,408,098		3,797,527										$ 4,770,280
Share-based compensation																91,666
Financial term										1 year
Negative working capital										$ 9,700,000
Positive working capital														4,200,000
Cash																		$ 3,500,000
Convertible notes payable, current																		23,800,000
Non current liabilities																		$ 1,500,000
Goodwill, acquired during period										3,800,000
Payments to acquire intangible assets										6,500,000
Payments to acquire equity method investments										10,900,000
Current liabilities							23,800,000			23,800,000
Promissory notes							13,500,000			13,500,000
Debt instrument, face amount																			$ 35,000,000								$ 10,000,000,000,000
Proceeds from notes payable											$ 2,000,000			2,000,000		5,174,902
Line of credit							$ 47,500,000			$ 47,500,000
Unique Logistics International, Inc. [Member] | EBITDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation and amortization														$ 17,300,000		$ 8,900,000
Unique Logistics International, Inc. [Member] | Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														48.00%
Unique Logistics International, Inc. [Member] | Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														21.00%
Unique Logistics International, Inc. [Member] | Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														35.00%		25.00%
Unique Logistics International, Inc. [Member] | Customer A [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage									39.00%		38.00%
Unique Logistics International, Inc. [Member] | Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														7.00%		19.00%
Unique Logistics International, Inc. [Member] | Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														6.00%
Unique Logistics International, Inc. [Member] | Single Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage
Unique Logistics International, Inc. [Member] | Two Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage																44.00%
Unique Logistics International, Inc. [Member] | Two Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage														10.00%
Unique Logistics International, Inc. [Member] | Non-factored accounts receivable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage																10.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage										13.00%				21.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage							18.00%		50.00%	20.00%	52.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage										10.00%				10.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage										10.00%
Unique Logistics International, Inc. [Member] | Customer B And C [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Consideration risk percentage											10.00%
Unique Logistics International, Inc. [Member] | Subsequent Event [Member] | Edify Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from notes payable	$ 9,000,000
Unique Logistics International, Inc. [Member] | TBK Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit facility current borrowing capacity														$ 47,500,000
Credit facility borrowing capacity increased														$ 57,500,000
Unique Logistics International, Inc. [Member] | Factoring Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable outstanding																$ 31,700,000
Repurchase of trade accounts receivable																$ 1,400,000								31,600,000
Unique Logistics International, Inc. [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)																									500,000,000
Unique Logistics International, Inc. [Member] | Minimum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														3 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														12 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, face amount	4,210,526.32
Unique Logistics International, Inc. [Member] | Minimum [Member] | TBK Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit facility borrowing capacity increased																					$ 40,000,000	$ 40,000,000	$ 30,000,000	47,500,000
Line of credit																				$ 47,500,000
Unique Logistics International, Inc. [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)																									800,000,000
Unique Logistics International, Inc. [Member] | Maximum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														10 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														15 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument, face amount	$ 14,789,473.68
Unique Logistics International, Inc. [Member] | Maximum [Member] | TBK Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit facility borrowing capacity increased																					$ 47,500,000	$ 47,500,000	$ 40,000,000	$ 57,500,000
Line of credit																				$ 57,500,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares (in Shares)												25,629,616
Redemption price per share (in Dollars per share)						$ 10.4						$ 10.23			$ 10
Class A common stock subject to possible redemption, outstanding (in Shares)				282,720		1,687,664						1,970,384			27,600,000
Common stock, shares authorized (in Shares)						100,000,000						100,000,000			100,000,000
Common Class A Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares (in Shares)			282,720									25,629,616	25,629,616
Shares issued												$ 1,970,384			$ 27,600,000
Redemption price per share (in Dollars per share)						$ 10.46						$ 10.23	$ 10.11		$ 10
Class A common stock subject to possible redemption, outstanding (in Shares)						1,687,664						1,970,384			27,600,000
US Treasury Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash												$ 19,376,793
Held in cash												$ 19,376,793